shark13f33109                             shark13f33109
13F-HR
3/31/09
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  May 12, 2009

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    146,764

                                                                          FORM 13F INFORMATION TABLE
                             TITLE OF                  VALUE  SHARES/  SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS         CUSIP    x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE    SHARED NONe
  --------------------       ------------  --------  -------  ------- -------- -------- --------  ------  ------ -----

AMERICAN CAMPUS CMNTYS INC   COMMON STOCK   024835950  5208    300000     PUT      SOLE        0     0       0    0
ALCOA INC	             COMMON STOCK   013817101  5874    800328     SH       SOLE	       0     5874    0    0
ALCOA INC	             COMMON STOCK   013817951  2936    400000     PUT      SOLE	       0     0       0    0
ARCTIC CAT INC		     COMMON STOCK   039670104  222     57906      SH       SOLE	       0     222     0    0
AT&T INC		     COMMON STOCK   00206R102  2181    86563      SH       SOLE	       0     2181    0    0
BENCHMARK ELECTRS INC	     COMMON STOCK   08160H101  2113    188686     SH	   SOLE	       0     2113    0    0
CAMPBELL SOUP CO	     COMMON STOCK   134429109  2374    86763 	  SH	   SOLE	       0     2374    0    0
CISCO SYS INC	             COMMON STOCK   17275R102  2479    147799     SH	   SOLE	       0     2479    0    0
CBRL GROUP INC	             COMMON STOCK   12489V106  3857    134659 	  SH       SOLE	       0     3857    0    0
DILLARDS INC	             CLASS A 	    254067101  680     119262     SH	   SOLE	       0     680     0    0
EBAY INC         	     COMMON STOCK   278642103  2502    199178 	  SH       SOLE	       0     2502    0	  0
EXXON MOBIL CORP       	     COMMON STOCK   30231G102  2043    30000 	  SH       SOLE	       0     2043    0	  0
FAIR ISAAC CORP              COMMON STOCK   303250104  2608    185345 	  SH	   SOLE	       0     2608    0    0
GENERAL DYNAMICS CORP	     COMMON STOCK   369550108  3142    75537 	  SH	   SOLE	       0     3142    0    0
GLAXOSMITHKLINE PLC	     SPONSORED ADR  37733W105  1347    43382      SH	   SOLE	       0     1347    0    0
HOME DEPOT INC	             COMMON STOCK   437076952  1268    53814      SH	   SOLE	       0     1268    0    0
INTERNATIONAL BUSINESS MACHS COMMON STOCK   459200101  3152    32536      SH	   SOLE	       0     3152    0    0
IRON MTN INC                 COMMON STOCK   462846956  3326    150000     CALL	   SOLE	       0     0       0    0
ISHARES TR		     DJ US REAL EST 464287739  12361   485500     SH	   SOLE	       0     12361   0    0
ISHARES TR                   RUSSELL 2000   464287655  17287   411116     SH	   SOLE	       0     17287   0    0
JDA SOFTWARE GROUP INC       COMMON STOCK   46612K108  1668    144391     SH       SOLE	       0     1668    0    0
JOHNSON & JOHNSON	     COMMON STOCK   478160104  3138    59650      SH	   SOLE	       0     3138    0    0
MARINEMAX INC		     COMMON STOCK   567908108  213     108454     SH       SOLE        0     213     0    0
MERCADOLIBRE INC	     COMMON STOCK   58733R102  1117    60221 	  SH	   SOLE	       0     1117    0    0
MGE ENERGY INC		     COMMON STOCK   55277P104  4398    140207 	  SH	   SOLE	       0     4398    0    0
MICROSOFT CORP      	     COMMON STOCK   594918104  2348    127822     SH	   SOLE	       0     2348    0    0
MOLEX INC       	     COMMON STOCK   608554101  809     58900      SH	   SOLE	       0     809     0    0
ORACLE CORP	             COMMON STOCK   68389X105  5899    326459     SH	   SOLE	       0     5899    0    0
PALL CORP	             COMMON STOCK   696429307  1705    83460 	  SH       SOLE	       0     1705    0    0
PARKER HANNIFIN CORP         COMMON STOCK   701094104  1713    50400      SH	   SOLE	       0     1713    0    0
PENN WEST ENERGY TR          TR UNIT        707885109  1488    156777     SH       SOLE        0     1488    0    0
PEPSICO INC		     COMMON STOCK   713448108  5188    100768	  SH	   SOLE	       0     5188    0    0
PEROT SYS CORP		     CL A           714265105  3125    242624 	  SH	   SOLE	       0     3125    0    0
PROLOGIS                     COMMON STOCK   743410952  1300    200000 	  CALL	   SOLE	       0     0       0    0
PROCTER & GAMBLE CO          COMMON STOCK   742718109  2298    48804      SH	   SOLE	       0     2298    0    0
SPDR GOLD TRUST	             GOLD SHS       81211K950  8364    92649      SH	   SOLE	       0     8364    0    0
SRA INTL INC	      	     CLASS A 	    78464R105  2573    175000 	  SH       SOLE	       0     2573    0    0
STAPLES INC		     COMMON STOCK   855030102  3256    179813     SH	   SOLE	       0     3256    0    0
STARENT NETWORKS CORP	     COMMON STOCK   85528P108  2175    137659     SH 	   SOLE	       0     2175    0    0
SYMANTEC CORP	             COMMON STOCK   871503108  5159    345306     SH	   SOLE	       0     5159    0    0
TELEFONOS DE MEXICO S A B    SPON ADR ORD L 879403780  1416    94153 	  SH       SOLE	       0     1416    0    0
TESORO CORP                  COMMON STOCK   88157K101  1347    100000     SH       SOLE        0     3322    0    0
THERMO FISHER SCIENTIFIC INC COMMON STOCK   883556102  3924    110000     SH       SOLE        0     3924    0    0
VERIZON COMMUNICATIONS INC   COMMON STOCK   92343V104  1524    50469      SH	   SOLE	       0     1524    0    0
WAL MART STORES INC	     COMMON STOCK   931142103  2378    45643      SH	   SOLE	       0     2378    0    0
YAHOO INC       	     COMMON STOCK   984332106  1281    100000     SH	   SOLE	       0     1281    0    0
S REPORT SUMMARY             47 DATA RECORDS          146764   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       3/31/09
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             47
               Total Records   			46
               Total Omitted                    1
Report Market Value x($1000)                	146,764
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value

939653951	WASHINGTON REAL ESTATE INVT      200		3